Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES (Notes 7, 21 and 28)
Selling and marketing expenses	$ 53,855	$ 60,947	$ 51,090
General and administrative expenses	33,951	26,282	25,993
Research and development expenses	30,600	28,711	27,221
Total operating expenses	118,406	115,940	104,304
OPERATING LOSS	(57,318)	(36,499)	(11,096)
NON-OPERATING INCOME AND EXPENSES (Notes 4, 15 and 21)
Interest income	625	889	4,177
Other income	9,511	5,179	3,641
Other gains and losses	(1,627)	(1,546)	236
Loss on financial liabilities at fair value through profit or loss	(7,465)	(8,612)	0
Finance costs	(11,088)	(9,754)	(9,032)
Total non-operating income and expenses	(10,044)	(13,844)	(978)
LOSS BEFORE INCOME TAX	(67,362)	(50,343)	(12,074)
INCOME TAX BENEFIT (EXPENSE) (Notes 4 and 22)	0	1,063	(1,014)
NET LOSS	(67,362)	(49,280)	(13,088)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	3,005	14,394	6,837
Comprehensive income	$ (64,357)	$ (34,886)	$ (6,251)
LOSS PER SHARE (Note 23)
Basic (in dollars per share)	$ (0.35)	$ (0.25)	$ (0.07)
Diluted (in dollars per share)	$ (0.35)	$ (0.25)	$ (0.07)
OPERATING REVENUE (Notes 4 and 20)	$ 366,009	$ 364,125	$ 439,240
COST OF REVENUE (Notes 8 and 21)	304,921	284,684	346,032
GROSS PROFIT	$ 61,088	$ 79,441	$ 93,208